                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


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1. Name and address of issuer:

        Separate Accounts D, E, F of Allmerica Financial Life Insurance and
                                 Annuity Company
                    (formerly named SMA Life Assurance Company),
                                440 Lincoln Street,
                                Worcester, MA  01653

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2. Name of each series or class of funds for which this notice is filed:

                    Units of Separate Account

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3. Investment Company Act File Number:   811-2846


   Securities Act File Number:    2-62002
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4. Last day of fiscal year for which this notice is filed:

                    December 31, 1995

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5. Check box if this notice is being filed for more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 2(a)(1), if applicable.

                    Not Applicable

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6. Date of termination of issuer's declaration under Rule 24f-2 (1), if applicable.
                    Not Applicable

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule
   24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                         None

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8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2;

                         None

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9. Number and aggregate sale price of securities sold during the fiscal year:

                         -0-

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                         -0-

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                         None

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12. Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
          fiscal year in reliance on Rule 24f-2
          (from item 10):                                           $   -0-
                                                                   ___________
     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11,
          if applicable)                                          + $    --
                                                                   ___________
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                 - $ 115,370
                                                                   ___________
     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to Rule 24e-2 (if applicable):            + $    --
                                                                   ___________
      (v) Net aggregate price of securities sold and issued
          during the fiscal year in reliance on Rule 24f-2.
          (Line (i), plus line (ii), less line (iii), plus
          line (iv) If applicable):                               = $(115,370)
                                                                   ___________
     (vi) Multiplier prescribed by Section 6 (b) of the
          Securities Act of 1933 or other applicable law or
          regulation:                                             x  1/29 of 1%
                                                                   ___________
    (vii) Fee due {line (i) or line (v) multiplied by
          line (vi)}:                                             = $   -0-
                                                                   ___________

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUERS'S FISCAL YEAR. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           No Fees Due

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           No Fees Due

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     BY   (Signature and Title):   /s/ Sheila B. St. Hilaire
                                   -------------------------
                                   Sheila B. St. Hilaire
                                   Counsel


     DATE:  February 28, 1996
            -----------------

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